Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square, Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

troutman.com

Theodore D. Edwards

theodore.edwards@troutman.com

August 23, 2023

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Herzfeld Caribbean Basin Fund, Inc.
1940 Act File No. 811-06445

Ladies and Gentlemen:

On behalf of The Herzfeld Caribbean Basin Fund, Inc. (the “Company”), transmitted herewith for filing is a registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”). Such Registration Statement also constitutes Amendment No. 22 to the Company’s registration statement under the Investment Company Act of 1940, as amended. The Company is a non-diversified closed-end investment company whose shares are listed on the Nasdaq Capital Market (ticker symbol: CUBA).

The Registration Statement relates to the registration, under the 1933 Act, of up to 21,452,019 shares of the Company’s common stock (the “Common Stock”). As described in the Registration Statement, stockholders on the record date will receive one non-transferable right for each outstanding share of common stock owned. The rights entitle a stockholder to purchase one new share of Common Stock for every right owned, for an aggregate of 7,150,673 shares of Common Stock issuable upon exercise of non-transferable rights to subscribe to such shares. In addition, stockholders of record who fully exercise their rights will be entitled to subscribe for additional shares of common stock (“Over-Subscription Shares”). The Over-Subscription Shares will be allocated pro rata to stockholders who over-subscribe based on the number of rights originally issued to them. The Company may increase the number of shares of Common Stock subject to subscription by up to 200% of the shares, or up to 14,301,346 additional shares of Common Stock.

It is anticipated that the record date for the rights offering will be set on or after October 23, 2023 and the subscription price per share will be set at 92% of the average volume-weighted closing sale price at which the Common Stock trades on the Nasdaq Capital Market on the expiration date of the rights offer and the four preceding trading days.

A registration fee of $9,077.81 due with respect to the filing was paid by wire transfer on August 22, 2023 (Fed. Ref. No. 0822D2B74A1C001459).

Troutman Pepper Hamilton Sanders LLP

August 23, 2023

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Registration Statement in writing or orally.

Please direct your comments and questions to the undersigned at 215.981.4181 or, in his absence, John P. Falco at 215.981.4659.

Very truly yours,
/s/ Theodore D. Edwards
Theodore D. Edwards
cc:	Thomas J. Herzfeld, Chairman, The Herzfeld Caribbean Basin Fund, Inc. Thomas Morgan, Chief Compliance Officer John P. Falco, Esq. Joseph A. Goldman, Esq.